Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

11. FAIR VALUE MEASUREMENT

Measured at fair value on a non-recurring basis

The Group measures ROU assets, property and equipment and other long-lived assets on a non-recurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The fair value is determined using income approach – discounted cash flow model with significant unobservable inputs (Level 3 inputs), primarily the management projection of future cash flow and the discount rate. The Group recorded RMB2,510, RMB950 and RMB2,812 impairment losses on its ROU assets, RMB774, RMB17 and RMB136 impairment losses on property and equipment for the years ended December 31, 2023, 2024 and 2025, respectively.

There is no transfer between different levels during the years ended December 31, 2023, 2024 and 2025.

Measured at fair value on a recurring basis

The Group measures warrant liabilities and forward sale contract liability on a recurring basis. The fair value is determined using models with significant unobservable inputs (Level 3 inputs).

The following table presents the fair value hierarchy for the Group’s liabilities that are measured and recorded at fair value as of December 31, 2024 and 2025:

	As of December 31, 2025
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB
Warrant liabilities	—	—	1	1
Forward sale contract liability	—	—	16,813	16,813

	As of December 31, 2024
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB
Warrant liabilities	—	—	467	467

The Group adopted Black Scholes model to assess the warrant’s fair value. The valuation involves complex and subjective judgements as well as the Group’s best estimates on the valuation date. Key inputs related to the Black Scholes model for the valuation of the fair value of warrants are as follows:

	For the years ended December 31,
	2024		2025
Risk-free interest rate		4.26%		3.49%
Volatility		52.71%		31.53%
Dividend yield		—		—
Life of warrants (in years)		4.07		3.07
Fair value of underlying ordinary shares	US$	1.18	US$	0.63

The Group adopted Monte Carlo model using a Longstaff Schwartz algorithm to assess the forward sale contract’s fair value. The valuation involves complex and subjective judgements as well as the Group’s best estimates on the valuation date. Key inputs related to the model for the valuation of the fair value of the forward sale contract are as follows:

	For the year ended December 31, 2025
Risk-free interest rate		3.59% – 3.67%
Volatility		64.61%
Dividend yield		—
Life of forward sale contract (in years)		0.14
Fair value of underlying ordinary shares	US$	0.79